Income Taxes - Summary of Significant Components of Current and Deferred Income Tax Recovery (Expense) (Details) - USD ($) $ in Thousands	12 Months Ended
	Dec. 31, 2019	Dec. 31, 2018	Dec. 31, 2017
Income Taxes [Abstract]
Current income tax recovery (expense)
Origination and reversal of temporary differences	2,943	(4,003)	6,395
Adjustments in respect of prior years		742	(149)
Change in unrecognized tax assets	(2,755)	(2,191)	(2,767)
Total income tax recovery (expense)	$ 188	$ (5,452)	$ 3,479